Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Large Cap Series Funds, Inc.
Entity Central Index Key	0001097077
Document Period End Date	May 31, 2024
C000051320 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor C Shares
Trading Symbol	BCLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$221	2.14%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund is an absolute return strategy managed to a cash benchmark.
  The Fund is diversified across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
  During the reporting period, the Fund increased exposure to credit opportunities and marginally increased soft catalyst exposure. Hard catalyst exposure decreased during the period as a result of successful deal completions.
What contributed to performance?
The largest contributor to performance was soft catalyst positioning, composed of anchor positions Arconic and Howmet, driven by significant operational opportunities for both companies across growth, cost, margins and capital structure. Hard catalyst positioning in the Pfizer / Seagen transaction was also additive to performance, as the acquisition completed successfully during the period. Lastly, soft catalyst positioning in the Aerospace Transformations thesis further benefited performance, primarily driven by positive idiosyncratic developments at anchor positions ATI and Transdigm. The Fund used derivatives to gain exposure to merger arbitrage opportunities, with a positive impact on performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Detractors included soft catalyst positioning across IPOs as outperformance by a handful of quality new issues was more than offset by underperformance by digital advertising technology company DoubleVerify. A hard catalyst investment in the Nippon Steel / U.S. Steel transaction detracted from performance on the prospect of a prolonged regulatory review process. Hard catalyst positioning in Tapestry / Capri weighed on performance as Capri’s business continued to face headwinds and the Federal Trade Commission continued to seek to block the merger of the two luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	6.20%	2.57%	3.57%
Investor C Shares (with sales charge)	5.20	2.57	3.57
Russell 1000® Index	28.01	15.42	12.40
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,217,205,632
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 60,149,265
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,217,205,632
Number of Portfolio Holdings	332
Net Investment Advisory Fees	$60,149,265
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.2%	9.3%	17.5%
Health Care	16.4	0.3	16.7
Energy	6.9	7.4	14.3
Information Technology	10.5	1.7	12.2
Industrials	10.6	1.3	11.9
Materials	7.4	2.0	9.4
Consumer Discretionary	5.1	—	5.1
Consumer Staples	4.7	—	4.7
Real Estate	3.0	—	3.0
Communication Services	2.6	—(c)	2.6
Financials	2.3	0.3	2.6
	77.7	22.3	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.01%.

C000005175 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class R Shares
Trading Symbol	MRLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$113	0.98%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures also were additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	29.82%	14.27%	11.39%
Russell 1000® Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,847,222,995
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 10,949,535
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,847,222,995
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$10,949,535
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.8%
Health Care	13.8
Consumer Discretionary	11.5
Financials	11.5
Industrials	11.3
Communication Services	10.0
Consumer Staples	3.7
Energy	3.5
Real Estate	1.2
Utilities	1.1
Materials	0.6
Short-Term Securities	1.2
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(b)Excludes short-term securities.
C000005184 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	MALVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Value Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures were also additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance included certain fundamental quality insights, most notably a measure looking at company dividend forecasts which drove negative selection within the industrials sector. In addition, certain sentiment measures looking at mobile app usage incorrectly positioned the portfolio around retailers such as apparel and luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	25.48%	11.10%	9.33%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,501,295
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,259,980
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]
Net Assets	$621,501,295
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$2,259,980
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.2%
Industrials	15.4
Health Care	15.2
Information Technology	10.5
Energy	7.2
Consumer Staples	6.4
Consumer Discretionary	6.2
Communication Services	5.4
Utilities	4.8
Materials	3.4
Real Estate	3.3
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(b)Excludes short-term securities.
C000005173 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor C Shares
Trading Symbol	MCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$170	1.48%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures also were additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	29.21%	13.71%	10.99%
Investor C Shares (with sales charge)	28.21	13.71	10.99
Russell 1000® Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,847,222,995
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 10,949,535
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Net Assets	$2,847,222,995
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$10,949,535
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.8%
Health Care	13.8
Consumer Discretionary	11.5
Financials	11.5
Industrials	11.3
Communication Services	10.0
Consumer Staples	3.7
Energy	3.5
Real Estate	1.2
Utilities	1.1
Materials	0.6
Short-Term Securities	1.2
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(b)Excludes short-term securities.
C000005174 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	MALRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.48%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures also were additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	30.47%	14.83%	11.97%
Russell 1000® Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,847,222,995
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 10,949,535
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,847,222,995
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$10,949,535
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.8%
Health Care	13.8
Consumer Discretionary	11.5
Financials	11.5
Industrials	11.3
Communication Services	10.0
Consumer Staples	3.7
Energy	3.5
Real Estate	1.2
Utilities	1.1
Materials	0.6
Short-Term Securities	1.2
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(b)Excludes short-term securities.
C000005183 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor C Shares
Trading Symbol	MCLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$173	1.54%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Value Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures were also additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance included certain fundamental quality insights, most notably a measure looking at company dividend forecasts which drove negative selection within the industrials sector. In addition, certain sentiment measures looking at mobile app usage incorrectly positioned the portfolio around retailers such as apparel and luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	24.21%	9.99%	8.38%
Investor C Shares (with sales charge)	23.21	9.99	8.38
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,501,295
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,259,980
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,501,295
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$2,259,980
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.2%
Industrials	15.4
Health Care	15.2
Information Technology	10.5
Energy	7.2
Consumer Staples	6.4
Consumer Discretionary	6.2
Communication Services	5.4
Utilities	4.8
Materials	3.4
Real Estate	3.3
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(b)Excludes short-term securities.
C000005185 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class R Shares
Trading Symbol	MRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Value Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures were also additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance included certain fundamental quality insights, most notably a measure looking at company dividend forecasts which drove negative selection within the industrials sector. In addition, certain sentiment measures looking at mobile app usage incorrectly positioned the portfolio around retailers such as apparel and luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	24.84%	10.55%	8.76%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,501,295
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,259,980
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,501,295
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$2,259,980
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.2%
Industrials	15.4
Health Care	15.2
Information Technology	10.5
Energy	7.2
Consumer Staples	6.4
Consumer Discretionary	6.2
Communication Services	5.4
Utilities	4.8
Materials	3.4
Real Estate	3.3
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(b)Excludes short-term securities.
C000051319 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Investor A Shares
Trading Symbol	BALPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund is an absolute return strategy managed to a cash benchmark.
  The Fund is diversified across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
  During the reporting period, the Fund increased exposure to credit opportunities and marginally increased soft catalyst exposure. Hard catalyst exposure decreased during the period as a result of successful deal completions.
What contributed to performance?
The largest contributor to performance was soft catalyst positioning, composed of anchor positions Arconic and Howmet, driven by significant operational opportunities for both companies across growth, cost, margins and capital structure. Hard catalyst positioning in the Pfizer / Seagen transaction was also additive to performance, as the acquisition completed successfully during the period. Lastly, soft catalyst positioning in the Aerospace Transformations thesis further benefited performance, primarily driven by positive idiosyncratic developments at anchor positions ATI and Transdigm. The Fund used derivatives to gain exposure to merger arbitrage opportunities, with a positive impact on performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Detractors included soft catalyst positioning across IPOs as outperformance by a handful of quality new issues was more than offset by underperformance by digital advertising technology company DoubleVerify. A hard catalyst investment in the Nippon Steel / U.S. Steel transaction detracted from performance on the prospect of a prolonged regulatory review process. Hard catalyst positioning in Tapestry / Capri weighed on performance as Capri’s business continued to face headwinds and the Federal Trade Commission continued to seek to block the merger of the two luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	7.11%	3.35%	4.18%
Investor A Shares (with sales charge)	1.49	2.24	3.62
Russell 1000® Index	28.01	15.42	12.40
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,217,205,632
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 60,149,265
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$5,217,205,632
Number of Portfolio Holdings	332
Net Investment Advisory Fees	$60,149,265
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.2%	9.3%	17.5%
Health Care	16.4	0.3	16.7
Energy	6.9	7.4	14.3
Information Technology	10.5	1.7	12.2
Industrials	10.6	1.3	11.9
Materials	7.4	2.0	9.4
Consumer Discretionary	5.1	—	5.1
Consumer Staples	4.7	—	4.7
Real Estate	3.0	—	3.0
Communication Services	2.6	—(c)	2.6
Financials	2.3	0.3	2.6
	77.7	22.3	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.01%.

C000051321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Event Driven Equity Fund
Class Name	Institutional Shares
Trading Symbol	BILPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  The Fund is an absolute return strategy managed to a cash benchmark.
  The Fund is diversified across hard catalyst (primarily publicly announced mergers), soft catalyst (companies undergoing meaningful corporate events), and credit opportunities.
  During the reporting period, the Fund increased exposure to credit opportunities and marginally increased soft catalyst exposure. Hard catalyst exposure decreased during the period as a result of successful deal completions.
What contributed to performance?
The largest contributor to performance was soft catalyst positioning, composed of anchor positions Arconic and Howmet, driven by significant operational opportunities for both companies across growth, cost, margins and capital structure. Hard catalyst positioning in the Pfizer / Seagen transaction was also additive to performance, as the acquisition completed successfully during the period. Lastly, soft catalyst positioning in the Aerospace Transformations thesis further benefited performance, primarily driven by positive idiosyncratic developments at anchor positions ATI and Transdigm. The Fund used derivatives to gain exposure to merger arbitrage opportunities, with a positive impact on performance. The Fund’s cash position had no material impact on performance.
What detracted from performance?
Detractors included soft catalyst positioning across IPOs as outperformance by a handful of quality new issues was more than offset by underperformance by digital advertising technology company DoubleVerify. A hard catalyst investment in the Nippon Steel / U.S. Steel transaction detracted from performance on the prospect of a prolonged regulatory review process. Hard catalyst positioning in Tapestry / Capri weighed on performance as Capri’s business continued to face headwinds and the Federal Trade Commission continued to seek to block the merger of the two luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	7.35%	3.59%	4.44%
Russell 1000® Index	28.01	15.42	12.40
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,217,205,632
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 60,149,265
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Net Assets	$5,217,205,632
Number of Portfolio Holdings	332
Net Investment Advisory Fees	$60,149,265
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Investment Companies	8.2%	9.3%	17.5%
Health Care	16.4	0.3	16.7
Energy	6.9	7.4	14.3
Information Technology	10.5	1.7	12.2
Industrials	10.6	1.3	11.9
Materials	7.4	2.0	9.4
Consumer Discretionary	5.1	—	5.1
Consumer Staples	4.7	—	4.7
Real Estate	3.0	—	3.0
Communication Services	2.6	—(c)	2.6
Financials	2.3	0.3	2.6
	77.7	22.3	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(c)	Rounds to less than 0.01%.

C000005181 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Investor A Shares
Trading Symbol	MDLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Value Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures were also additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance included certain fundamental quality insights, most notably a measure looking at company dividend forecasts which drove negative selection within the industrials sector. In addition, certain sentiment measures looking at mobile app usage incorrectly positioned the portfolio around retailers such as apparel and luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	25.15%	10.82%	9.04%
Investor A Shares (with sales charge)	18.58	9.63	8.45
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,501,295
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,259,980
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,501,295
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$2,259,980
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.2%
Industrials	15.4
Health Care	15.2
Information Technology	10.5
Energy	7.2
Consumer Staples	6.4
Consumer Discretionary	6.2
Communication Services	5.4
Utilities	4.8
Materials	3.4
Real Estate	3.3
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(b)Excludes short-term securities.
C000198228 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Class K Shares
Trading Symbol	MLRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.43%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures also were additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	30.53%	14.89%	12.00%
Russell 1000® Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,847,222,995
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 10,949,535
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,847,222,995
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$10,949,535
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.8%
Health Care	13.8
Consumer Discretionary	11.5
Financials	11.5
Industrials	11.3
Communication Services	10.0
Consumer Staples	3.7
Energy	3.5
Real Estate	1.2
Utilities	1.1
Materials	0.6
Short-Term Securities	1.2
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(b)Excludes short-term securities.
C000005171 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Core Fund
Class Name	Investor A Shares
Trading Symbol	MDLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures also were additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro related insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance were certain fundamental insights including defensive quality measures that prefer balance sheet strength and more stable companies. Certain sentiment measures looking at bond markets struggled to position the portfolio as the market narrative shifted between the “soft landing” and “higher-for-longer” themes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	30.18%	14.56%	11.69%
Investor A Shares (with sales charge)	23.35	13.33	11.08
Russell 1000® Index	28.01	15.42	12.40

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,847,222,995
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 10,949,535
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,847,222,995
Number of Portfolio Holdings	103
Net Investment Advisory Fees	$10,949,535
Portfolio Turnover Rate	116%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	30.8%
Health Care	13.8
Consumer Discretionary	11.5
Financials	11.5
Industrials	11.3
Communication Services	10.0
Consumer Staples	3.7
Energy	3.5
Real Estate	1.2
Utilities	1.1
Materials	0.6
Short-Term Securities	1.2
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	7.6%
Apple Inc.	6.5
NVIDIA Corp.	5.4
Amazon.com, Inc.	4.4
Alphabet, Inc., Class A	3.3
Eli Lilly & Co.	2.1
Mastercard, Inc., Class A	1.9
Home Depot, Inc. (The)	1.9
Meta Platforms, Inc., Class A	1.9
Alphabet, Inc., Class C, NVS	1.8
(b)Excludes short-term securities.
C000198229 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage Large Cap Value Fund
Class Name	Class K Shares
Trading Symbol	MLVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  U.S. equities enjoyed strong performance as resilient macro and micro data combined with excitement around the dominant themes of innovation in information technology and healthcare drove gains.
  Fears of a U.S. recession waned while major overseas economies returned to positive growth.
  Signs of easing inflation led to expectations that the U.S. Federal Reserve and other leading central banks were poised to reduce interest rates, leading growth-oriented stocks to outperform value stocks.
What contributed to performance?
Positive contributions to performance, relative to the benchmark (Russell 1000® Value Index) were led by sentiment measures that were able to identify dominant trends by looking at informed investor positioning and through text-based analysis of broker reports (or conference calls). These insights correctly positioned the portfolio around information technology and healthcare stocks that benefited, respectively, from the artificial intelligence (“AI”) and GLP-1 (weight loss drug) themes. Measures tracking consumer intent from social media worked well across retail and leisure/travel-related companies. Fundamental measures were also additive, including traditional valuation measures which drove an overweight to consumer durables. Finally, macro insights successfully captured evolving dynamics at the industry level by analyzing company invoices and news sentiment.
What detracted from performance?
The largest detractors from relative performance included certain fundamental quality insights, most notably a measure looking at company dividend forecasts which drove negative selection within the industrials sector. In addition, certain sentiment measures looking at mobile app usage incorrectly positioned the portfolio around retailers such as apparel and luxury goods companies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 1, 2014 through May 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	25.49%	11.15%	9.36%
Russell 1000® Index	28.01	15.42	12.40
Russell 1000® Value Index	21.71	10.74	8.61

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 621,501,295
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 2,259,980
Investment Company Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$621,501,295
Number of Portfolio Holdings	204
Net Investment Advisory Fees	$2,259,980
Portfolio Turnover Rate	118%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	21.2%
Industrials	15.4
Health Care	15.2
Information Technology	10.5
Energy	7.2
Consumer Staples	6.4
Consumer Discretionary	6.2
Communication Services	5.4
Utilities	4.8
Materials	3.4
Real Estate	3.3
Short-Term Securities	1.4
Liabilities in Excess of Other Assets	(0.4)
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Berkshire Hathaway, Inc., Class B	3.1%
JPMorgan Chase & Co.	2.6
Comcast Corp., Class A	2.0
Medtronic PLC	1.7
Exxon Mobil Corp.	1.7
Gilead Sciences, Inc.	1.6
Progressive Corp. (The)	1.4
QUALCOMM, Inc.	1.3
Pfizer, Inc.	1.3
Chevron Corp.	1.3
(b)Excludes short-term securities.